Derivative Instruments (Gains And Losses On Derivatives Designated As Cash Flow Hedges) (Details) (Designated as Hedging Instrument [Member], Cash Flow Hedges [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)	$ (5.8)		$ 8.7		$ 0.1
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(2.0)		0		5.5
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(0.3)		(0.3)		0.3
Interest Rate Lock Contracts [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)	0	[1]	0	[1]	0	[1]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(0.4)	[1],[2]	(0.5)	[1],[2]	(0.5)	[1],[2]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	[1],[3]	0	[1],[3]	0	[1],[3]
Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)	(5.8)	[4]	8.7	[4]	0.1	[4]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(1.6)	[2],[4]	0.5	[2],[4]	6.0	[2],[4]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ (0.3)	[3],[4]	$ (0.3)	[3],[4]	$ 0.3	[3],[4]

[1]	Losses on interest rate lock derivatives reclassified from AOCI into income (effecti
[2]	Changes in the fair value of cash flow hedges are recorded in AOCI. Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.
[3]	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our consolidated statements of income.
[4]	During the year ended December 31, 2013, $2.5 million of losses were reclassified from AOCI into contract drilling expense and $900,000 of gains were reclassified from AOCI into depreciation expense in our consolidated statement of income.